Portfolio of Investments
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 88.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 3.0%
Boeing Co. (The)
02/01/2026	2.750%	7,375,000	7,157,668
02/04/2026	2.196%	10,256,000	9,703,674
Howmet Aerospace, Inc.
01/15/2029	3.000%	4,685,000	4,276,101
United Technologies Corp.
11/16/2028	4.125%	3,870,000	4,045,896
Total			25,183,339
Automotive 0.3%
General Motors Financial Co., Inc.
06/20/2025	2.750%	2,505,000	2,435,351
Banking 23.1%
Bank of America Corp.(a)
02/13/2026	2.015%	10,660,000	10,262,938
07/22/2027	1.734%	21,485,000	19,971,639
Bank of Montreal
03/08/2027	2.650%	6,294,000	6,088,254
Bank of Nova Scotia (The)
07/31/2024	0.650%	5,779,000	5,486,768
03/11/2027	2.951%	2,945,000	2,891,095
Citigroup, Inc.(a)
02/24/2028	3.070%	25,661,000	25,040,412
Goldman Sachs Group, Inc. (The)(a)
02/24/2028	2.640%	19,859,000	19,006,541
HSBC Holdings PLC(a)
11/22/2027	2.251%	17,428,000	16,236,324
JPMorgan Chase & Co.(a)
03/13/2026	2.005%	22,403,000	21,622,131
09/22/2027	1.470%	12,008,000	11,101,273
Morgan Stanley(a)
01/25/2024	0.529%	6,798,000	6,688,244
07/22/2025	2.720%	12,530,000	12,397,124
05/04/2027	1.593%	2,773,000	2,577,870
01/21/2028	2.475%	4,080,000	3,890,887
Royal Bank of Canada
11/02/2026	1.400%	9,320,000	8,605,691
Toronto-Dominion Bank (The)
03/10/2027	2.800%	3,468,000	3,412,680
Wells Fargo & Co.(a)
04/30/2026	2.188%	8,270,000	7,984,488
06/17/2027	3.196%	8,718,000	8,613,026
06/02/2028	2.393%	3,557,000	3,365,940
Total			195,243,325
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 4.0%
Charter Communications Operating LLC/Capital
07/23/2022	4.464%	7,725,000	7,754,426
01/15/2029	2.250%	12,720,000	11,478,720
Sky PLC(b)
09/16/2024	3.750%	14,515,000	14,759,155
Total			33,992,301
Construction Machinery 1.2%
United Rentals North America, Inc.
11/15/2027	3.875%	6,255,000	6,201,780
01/15/2028	4.875%	4,260,000	4,328,045
Total			10,529,825
Diversified Manufacturing 0.6%
General Electric Co.(c)
Junior Subordinated
3-month USD LIBOR + 3.330% 12/31/2049	4.156%	4,595,000	4,419,528
Honeywell International, Inc.
08/19/2022	0.483%	1,039,000	1,036,144
Total			5,455,672
Electric 17.7%
AEP Texas, Inc.
10/01/2022	2.400%	11,023,000	11,038,272
AES Corp. (The)
01/15/2026	1.375%	9,180,000	8,466,474
CenterPoint Energy, Inc.
09/01/2024	2.500%	5,660,000	5,580,908
06/01/2026	1.450%	3,690,000	3,429,527
Cleco Power LLC(b),(c)
3-month USD LIBOR + 0.500% 06/15/2023	1.326%	6,673,000	6,661,330
CMS Energy Corp.
03/01/2024	3.875%	2,130,000	2,157,635
11/15/2025	3.600%	8,736,000	8,799,157
Dominion Energy, Inc.
03/15/2025	3.300%	1,000,000	1,005,316
DTE Energy Co.
03/15/2027	3.800%	6,879,000	6,866,327
Edison International
11/15/2024	3.550%	2,150,000	2,160,446
Emera U.S. Finance LP
06/15/2024	0.833%	2,962,000	2,803,936
Columbia Variable Portfolio – Limited Duration Credit Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Emera US Finance LP
06/15/2026	3.550%	10,950,000	10,951,166
Entergy Corp.
09/15/2025	0.900%	2,615,000	2,404,930
Eversource Energy
10/01/2024	2.900%	9,315,000	9,277,170
08/15/2025	0.800%	3,740,000	3,442,967
Exelon Corp.(b)
03/15/2027	2.750%	3,143,000	3,061,502
FirstEnergy Transmission LLC(b)
01/15/2025	4.350%	4,350,000	4,372,999
Georgia Power Co.
07/30/2023	2.100%	12,915,000	12,847,168
NextEra Energy Capital Holdings, Inc.
03/01/2023	0.650%	6,061,000	5,976,270
NextEra Energy Capital Holdings, Inc.(c)
SOFR + 0.400% 11/03/2023	0.690%	7,255,000	7,226,129
NextEra Energy Operating Partners LP(b)
07/15/2024	4.250%	4,975,000	5,037,762
NRG Energy, Inc.(b)
12/02/2027	2.450%	6,537,000	6,012,117
Pacific Gas and Electric Co.
07/01/2025	3.450%	4,185,000	4,101,478
06/15/2028	3.000%	4,535,000	4,223,356
Pinnacle West Capital Corp.
06/15/2025	1.300%	2,403,000	2,251,475
Public Service Enterprise Group, Inc.
11/08/2023	0.841%	3,045,000	2,952,040
WEC Energy Group, Inc.
09/15/2023	0.550%	2,990,000	2,904,650
06/15/2025	3.550%	712,000	713,537
Xcel Energy, Inc.
03/15/2027	1.750%	2,840,000	2,637,987
Total			149,364,031
Environmental 0.6%
GFL Environmental, Inc.(b)
08/01/2025	3.750%	5,165,000	5,065,716
Food and Beverage 4.2%
Bacardi Ltd.(b)
05/15/2028	4.700%	18,816,000	19,620,994
Kraft Heinz Foods Co.
06/01/2026	3.000%	8,628,000	8,497,053
Mondelez International, Inc.
03/17/2027	2.625%	7,705,000	7,521,107
Total			35,639,154
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 5.0%
Becton Dickinson and Co.
06/06/2024	3.363%	4,201,000	4,238,345
Cigna Corp.
10/15/2028	4.375%	12,000,000	12,622,097
HCA, Inc.
02/01/2025	5.375%	7,755,000	8,083,308
HCA, Inc.(b)
03/15/2027	3.125%	2,933,000	2,865,786
Thermo Fisher Scientific, Inc.(c)
SOFR + 0.390% 10/18/2023	0.680%	14,166,000	14,103,080
Total			41,912,616
Healthcare Insurance 1.8%
Aetna, Inc.
11/15/2024	3.500%	2,425,000	2,451,081
Centene Corp.
12/15/2027	4.250%	4,407,000	4,423,967
07/15/2028	2.450%	8,985,000	8,208,718
Total			15,083,766
Independent Energy 1.0%
Canadian Natural Resources Ltd.
07/15/2025	2.050%	4,165,000	3,994,324
Occidental Petroleum Corp.
04/15/2026	3.400%	4,500,000	4,472,760
Total			8,467,084
Integrated Energy 0.7%
Cenovus Energy, Inc.
04/15/2027	4.250%	5,665,000	5,853,253
Life Insurance 8.3%
CoreBridge Financial, Inc.(b),(d)
04/05/2027	3.650%	1,508,000	1,505,889
Five Corners Funding Trust(b)
11/15/2023	4.419%	11,807,000	12,074,932
MassMutual Global Funding II(b)
07/01/2022	2.250%	3,557,000	3,567,352
07/16/2026	1.200%	5,108,000	4,714,387
Met Tower Global Funding(b)
09/14/2026	1.250%	3,178,000	2,934,107
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%	20,087,000	20,366,568

2	Columbia Variable Portfolio – Limited Duration Credit Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Principal Life Global Funding II(b)
11/21/2024	2.250%	17,640,000	17,284,043
08/16/2026	1.250%	8,350,000	7,633,904
Total			70,081,182
Media and Entertainment 4.3%
Magallanes, Inc.(b)
03/15/2029	4.054%	17,360,000	17,444,703
Netflix, Inc.(b)
11/15/2029	5.375%	9,325,000	10,108,621
Walt Disney Co. (The)
09/01/2022	1.650%	8,600,000	8,607,245
Total			36,160,569
Metals and Mining 0.7%
Freeport-McMoRan, Inc.
11/14/2024	4.550%	6,005,000	6,185,709
Midstream 2.3%
Colorado Interstate Gas Co. LLC/Issuing Corp.(b)
08/15/2026	4.150%	2,955,000	3,027,208
Energy Transfer Partners LP
01/15/2026	4.750%	1,910,000	1,983,359
MPLX LP
12/01/2027	4.250%	1,970,000	2,024,059
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	8,445,000	8,670,594
Western Gas Partners LP
07/01/2026	4.650%	3,764,000	3,840,525
Total			19,545,745
Natural Gas 0.5%
NiSource, Inc.
09/01/2029	2.950%	4,485,000	4,271,469
Packaging 1.0%
Berry Global, Inc.
01/15/2026	1.570%	9,499,000	8,865,556
Retailers 0.5%
Lowe’s Companies, Inc.
04/01/2027	3.350%	4,140,000	4,168,951
Technology 2.7%
Fidelity National Information Services, Inc.
03/01/2024	0.600%	1,734,000	1,659,953
Microchip Technology, Inc.
09/01/2023	2.670%	2,140,000	2,133,890
02/15/2024	0.972%	6,364,000	6,105,722
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Microchip Technology, Inc.(b)
09/01/2024	0.983%	3,237,000	3,058,207
NXP BV/Funding LLC/USA, Inc.(b)
05/01/2025	2.700%	1,900,000	1,845,815
Oracle Corp.
03/25/2026	1.650%	6,437,000	5,992,226
VeriSign, Inc.
04/01/2025	5.250%	1,935,000	2,027,691
Total			22,823,504
Tobacco 0.7%
BAT Capital Corp.
08/15/2027	3.557%	6,370,000	6,198,834
Wireless 4.5%
American Tower Corp.
01/15/2027	2.750%	5,049,000	4,847,325
American Tower Corp.(d)
03/15/2027	3.650%	4,071,000	4,064,491
Crown Castle International Corp.
03/15/2027	2.900%	7,245,000	7,004,489
Sprint Spectrum Co. I/II/III LLC(b)
03/20/2028	5.152%	4,597,000	4,847,383
T-Mobile USA, Inc.
02/15/2026	2.250%	12,269,000	11,564,190
T-Mobile USA, Inc.(b)
02/15/2026	2.250%	5,799,000	5,480,806
Total			37,808,684
Total Corporate Bonds & Notes (Cost $780,383,983)			750,335,636

U.S. Treasury Obligations 7.5%

U.S. Treasury
07/31/2023	0.125%	6,500,000	6,335,977
12/15/2023	0.125%	12,000,000	11,575,313
06/15/2024	0.250%	9,000,000	8,583,047
09/15/2024	0.375%	13,584,700	12,906,526
02/15/2025	1.500%	13,101,400	12,737,017
10/31/2025	0.250%	12,325,000	11,362,109
Total U.S. Treasury Obligations (Cost $66,236,024)			63,499,989

Columbia Variable Portfolio – Limited Duration Credit Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2022 (Unaudited)
Money Market Funds 3.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(e),(f)	32,994,390	32,981,192
Total Money Market Funds (Cost $32,981,192)		32,981,192
Total Investments in Securities (Cost: $879,601,199)		846,816,817
Other Assets & Liabilities, Net		(508,138)
Net Assets		846,308,679
At March 31, 2022, securities and/or cash totaling $1,442,955 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	532	06/2022	USD	112,742,438	—	(1,139,857)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(625)	06/2022	USD	(76,796,875)	1,914,475	—
U.S. Treasury 5-Year Note	(135)	06/2022	USD	(15,482,813)	376,687	—
Total					2,291,162	—
Notes to Portfolio of Investments
(a)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2022.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2022, the total value of these securities amounted to $183,351,286, which represents 21.66% of total net assets.
(c)	Variable rate security. The interest rate shown was the current rate as of March 31, 2022.
(d)	Represents a security purchased on a when-issued basis.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	23,477,596	167,563,283	(158,060,543)	856	32,981,192	(4,016)	7,379	32,994,390
Abbreviation Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
4	Columbia Variable Portfolio – Limited Duration Credit Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2022 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Limited Duration Credit Fund | First Quarter Report 2022	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7015_12_A01_(05/22)